Note 28 Retained earnings, revaluation reserves and other reserves breakdown by company or corporate group (Details) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves	[1]	€ 30,231	€ 30,508	€ 29,388
Subtotal other reserves or accumulated losses of investments in joint ventures and associates		(247)	(164)	(119)
Total retained earnings revaluation reserves and other reserves breakdown by company		29,984	30,344	29,269
Holding company [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		12,467	15,014	16,623
BBVA Bancomer group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		13,894	12,890	10,645
Garanti BBVA group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		3,043	2,509	1,985
BBVA Banco Provincial group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		1,721	1,731	1,736
BBVA Argentine group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		1,423	1,302	1,169
BBVA Colombia group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		1,393	1,287	1,130
BBVA Peru group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		1,031	984	848
Corporacion General Financiera SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		322	920	932
Forum Servicios Financieros SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		604	619	597
Sociedades inmobiliarias CX [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		277	251	266
BBV America SL [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		270	262	247
BBVA Seguros SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		239	(35)	(99)
Pecri Inversion SL [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		118	114	(50)
BBVA Uruguay Group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		106	87	56
Bilbao Vizcaya Holding SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		68	77	62
Compañia de cartera de inversiones SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		42	59	47
Gran Jorge Juan SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		57	42	27
BBVA USA Bancshares group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		0	(1,098)	(308)
Anida Grupo inmobiliario [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		(556)	(594)	(587)
Sociedades inmobiliarias Unnim [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		(655)	(617)	(594)
Anida Operaciones Singulares SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		(5,512)	(5,409)	(5,375)
Other retained earnings losses and revaluation reserves [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		(121)	112	27
ATOM Bank PLC [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal other reserves or accumulated losses of investments in joint ventures and associates		(158)	(91)	(56)
Metrovacesa SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal other reserves or accumulated losses of investments in joint ventures and associates		(84)	(84)	(75)
Other reserves or accumulated losses of investments in joint ventures and associates [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal other reserves or accumulated losses of investments in joint ventures and associates		€ (5)	€ 11	€ 12

[1]	(*) In 2021 includes the accounting for shares pending from buyback program (see Note 4) and the reclassification of items not subject to reclassification to income statement to by results for "Actuarial gains (losses) in defined benefit pension plans".